Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	The future rent commitments under the above leases are as follows:
2012	$65,018
2013	36,295
2014	6,142

$107,455